DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of balance sheet information related to cash cash equivalents and restricted cash [Abstract]
Summary of balance sheet information related to cash, cash equivalents and restricted cash
Balance sheet information related to cash, cash equivalents and restricted cash as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Cash and cash equivalents	$71,212	$76,729
Restricted cash	31,313	1,733

Total cash, cash equivalents and restricted cash	$102,525	$78,462